UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    FOR THE MONTHLY DISTRIBUTION PERIOD FROM MARCH 2, 2006 TO APRIL 16, 2006

                                 333-123441-117
                   (Commission File Number of issuing entity)

                   HARTFORD LIFE GLOBAL FUNDING TRUST 2006-021
           (Exact name of issuing entity as specified in its charter)

                                    001-32293
                      (Commission File Number of Depositor)

                         HARTFORD LIFE INSURANCE COMPANY
        (Exact name of depositor and sponsor as specified in its charter)

                                    DELAWARE
        (State or other jurisdiction of incorporation or organization of the issuing entity)

                                 NOT APPLICABLE
                      (I.R.S. Employer Identification No.)

HARTFORD LIFE GLOBAL FUNDING TRUST 2006-021
C/O WILMINGTON TRUST COMPANY
1100 NORTH MARKET STREET
WILMINGTON, DE                                                        19890
(Address of principal executive offices of the issuing entity)        (Zip Code)

                                  302-651-8900
                     (Telephone number, including area code)

                                 NOT APPLICABLE
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

                                       Section 12(b)     Section 12(g)    Section 15(d)    Name of exchange
Title of class                                                                             (If Section 12(b))

5.00% Secured IncomeNote
due March 15, 2010                          [ ]                [ ]             [X]
------------------                                                                         ------------------

                                            [ ]                [ ]             [ ]
------------------                                                                         ------------------

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Sectin 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes  X      No
                                         ---        ---

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

================================================================================

PART I - DISTRIBUTION INFORMATION

ITEM 1.  DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

On April 17, 2006, interest payments were made to the holders of the notes specified on the cover of this report on Form 10-D (the "Notes"). Details of such payments are included in the Administrative Report of the Hartford Life Global Funding Trust specified on the cover of this report on Form 10-D (the "Trust") filed as Exhibit 99.1 hereto. No trustee fees or other trust expenses have been paid by the Trust.

PART II - OTHER INFORMATION

ITEM 2.  LEGAL PROCEEDINGS.

None

ITEM 3.  SALES OF SECURITIES AND USE OF PROCEEDS.

On March 2, 2006, the beneficial interest in the Trust (the "Trust Beneficial Interest") was sold to AMACAR Pacific Corp. ("AMACAR") for $15 in an offering exempt from registration pursuant to ss.4(2) of the Securities Act of 1933, as amended.

Registration Statement on Form S-3, Commission File No. 333-123441 (the "Registration Statement") relating to the Notes was declared effective by the Securities and Exchange Commission on December 13, 2005.

The information specified under "Use of Proceeds" required to be included in this Item 3 by Item 7d(f) of Regulation S-K is included in the Administrative Report attached to this Form 10-D and is incorporated into this Item 3 by reference.

The Trust used the net proceeds from the issuance of the Notes and the Trust Beneficial Interest to purchase a funding agreement from Hartford Life Insurance Company ("HLIC"), as described in the Registration Statement.

ITEM 4.  DEFAULTS UPON SENIOR SECURITIES.

None

ITEM 5.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


None

ITEM 6.  SIGNIFICANT OBLIGORS OF POOL ASSETS.

For information relating to HLIC, please see HLIC's (Commission file number 001-32293) periodic reports, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, and other information on file with the Securities and Exchange Commission (the "SEC"). This Form 10-D incorporates by reference HLIC's Annual Report on Form 10-K for the fiscal year ended December 31, 2005. You can read and copy these reports and other information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain copies of this material for a fee by writing to the SEC's Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can also access some of this information electronically by means of the SEC's website on the Internet at http://www.sec.gov, which contains reports and other information that HLIC has filed electronically with the SEC.

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

ITEM 7.  SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

None

ITEM 8.  OTHER INFORMATION.

None

ITEM 9.  EXHIBITS.
--------------------------------------------------------------------------------
Exhibit 3.1         Certificate of Trust.
--------------------------------------------------------------------------------
Exhibit 3.2 Standard Trust Agreement Terms, dated March 18, 2005, (incorporated by reference to Exhibit 4.7 to HLIC's Registration Statement on Form S-3 (Registration No. 333-123441)).
--------------------------------------------------------------------------------
Exhibit 3.3 Trust Agreement by and between Wilmington Trust Company, as trustee, and AMACAR Pacific Corp., as trust beneficial owner and administrator (included as Section A to the Omnibus Instrument filed as Exhibit 4.4 hereto).
--------------------------------------------------------------------------------
Exhibit 4.1 Standard Indenture Terms, dated March 18, 2005, (incorporated by reference to Exhibit 4.1 to HLIC's Registration Statement on Form S-3 (Registration No. 333-123441)).
--------------------------------------------------------------------------------
Exhibit 4.2 Indenture by and between JPMorgan Chase Bank, N.A., as indenture trustee, and the Trust (included as Section B of the Omnibus Instrument filed as Exhibit 4.4 hereto).
--------------------------------------------------------------------------------
Exhibit 4.3         5.00% Callable Note due March 15, 2010.
--------------------------------------------------------------------------------
Exhibit 4.4         Omnibus Instrument.
--------------------------------------------------------------------------------
Exhibit 4.5         Funding Agreement issued by Hartford Life Insurance Company.
--------------------------------------------------------------------------------
Exhibit 10.1 Administrative Services Agreement by and between AMACAR Pacific Corp., as administrator, and Wilmington Trust Company, as trustee on behalf of the applicable trust, dated April 15, 2005 (incorporated by reference to Exhibit 4.9 to HLIC's Registration Statement on Form S-3 (Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 10.2 Expense and Indemnity, by and between Hartford Life Insurance Company and Wilmington Trust Company, as trustee (on behalf of itself and each trust), dated April 15, 2005 (incorporated by reference to Exhibit 10.1 to HLIC's Registration Statement on Form S-3 (Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 10.3 Expense and Indemnity Agreement, by and between Hartford Life Insurance Company and JPMorgan Chase Bank, N.A., as indenture trustee, dated December 2, 2005 (incorporated by reference to Exhibit 10.2 to HLIC's Registration Statement on Form S-3 (Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 10.4 Expense and Indemnity Agreement, by and between Hartford Life Insurance Company and AMACAR Pacific Corp., as trust beneficial owner and administrator, dated April 15, 2005 (incorporated by referenced to Exhibit 10.3 to HLIC's Registration Statement on Form S-3 (Registration No. 333-130089)).
--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------
Exhibit 99.1 Administrative Report of the Trust in respect of the April 17, 2006 payments to holders of the notes issued by the Hartford Life Global Funding Trust 2006-021.
--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      Hartford Life Insurance Company, depositor




Date:  April 26, 2006                 By:   /s/ JEFFREY L. JOHNSON
                                            ------------------------------------
                                      Name:  Jeffrey L. Johnson
                                      Title: Assistant Vice President

                                  EXHIBIT INDEX

--------------------------------------------------------------------------------
 EXHIBIT NUMBER                        DESCRIPTION
--------------------------------------------------------------------------------
Exhibit 3.1         Certificate of Trust.
--------------------------------------------------------------------------------
Exhibit 3.2 Standard Trust Agreement Terms, dated March 18, 2005, (incorporated by reference to Exhibit 4.7 to HLIC's Registration Statement on Form S-3 (Registration No. 333-123441)).
--------------------------------------------------------------------------------
Exhibit 3.3 Trust Agreement by and between Wilmington Trust Company, as trustee, and AMACAR Pacific Corp., as trust beneficial owner and administrator (included as Section A to the Omnibus Instrument filed as Exhibit 4.4 hereto).
--------------------------------------------------------------------------------
Exhibit 4.1 Standard Indenture Terms, dated March 18, 2005, (incorporated by reference to Exhibit 4.1 to HLIC's Registration Statement on Form S-3 (Registration No. 333-123441)).
--------------------------------------------------------------------------------
Exhibit 4.2 Indenture by and between JPMorgan Chase Bank, N.A., as indenture trustee, and the Trust (included as Section B of the Omnibus Instrument filed as Exhibit 4.4 hereto).
--------------------------------------------------------------------------------
Exhibit 4.3         5.00% Callable Note due March 15, 2010.
--------------------------------------------------------------------------------
Exhibit 4.4         Omnibus Instrument.
--------------------------------------------------------------------------------
Exhibit 4.5         Funding Agreement issued by Hartford Life Insurance Company.
--------------------------------------------------------------------------------
Exhibit 10.1 Administrative Services Agreement by and between AMACAR Pacific Corp., as administrator, and Wilmington Trust Company, as trustee on behalf of the applicable trust, dated April 15, 2005 (incorporated by reference to Exhibit 4.9 to HLIC's Registration Statement on Form S-3 (Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 10.2 Expense and Indemnity, by and between Hartford Life Insurance Company and Wilmington Trust Company, as trustee (on behalf of itself and each trust), dated April 15, 2005 (incorporated by reference to Exhibit 10.1 to HLIC's Registration Statement on Form S-3 (Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 10.3 Expense and Indemnity Agreement, by and between Hartford Life Insurance Company and JPMorgan Chase Bank, N.A., as indenture trustee, dated December 2, 2005 (incorporated by reference to Exhibit 10.2 to HLIC's Registration Statement on Form S-3 (Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 10.4 Expense and Indemnity Agreement, by and between Hartford Life Insurance Company and AMACAR Pacific Corp., as trust beneficial owner and administrator, dated April 15, 2005 (incorporated by referenced to Exhibit 10.3 to HLIC's Registration Statement on Form S-3 (Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 99.1 Administrative Report of the Trust in respect of the April 17, 2006 payments to holders of the notes issued by the Hartford Life Global Funding Trust 2006-021.
--------------------------------------------------------------------------------


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